PROJECT ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2020
PROJECT ASSETS, NET
Schedule of project assets and related accumulated depreciation

	As of December 31,
	2019	2020
	RMB	RMB
Completed	747,152,262	724,335,851
Under construction	77,241,880	—
	824,394,142	724,335,851
Less: Accumulated depreciation	(26,151,013)	(78,981,128)
Project Assets, net	798,243,129	645,354,723